NEW ENGLAND LIFE INSURANCE COMPANY

New England Variable Annuity Separate Account

Supplement Dated October 2, 2023 to the

Updating Summary Prospectus Dated May 1, 2023

American Forerunner Series®

This supplement describes a change to certain information contained in the prospectus for the above-referenced flexible premium variable annuity contract (the “Contract”) issued by New England Life Insurance Company (“we” or “us”).

Annuity Administrative Office Contact Information Change

Effective October 16, 2023, the contact information for the Annuity Administrative Office will change. Please use the contact information listed below.

Death Claims	New England Life Insurance Company P.O. Box 4330 Clinton, IA 52733-4330 Fax: 877-245-8163

Annuity Payments/Income • Election of Annuity - requests to receive regular income payments	New England Life Insurance Company P.O. Box 4365 Clinton, IA 52733-4365 Telephone: 800-882-1292 Fax: 877-246-8424

• Death Claims for Contracts receiving Annuity Payments	New England Life Insurance Company P.O. Box 4364 Clinton, IA 52733-4364 Telephone: 800-882-1292 Fax: 877-245-8163

• General requests and elections for Contracts receiving Annuity Payments	New England Life Insurance Company P.O. Box 4363 Clinton, IA 52733-4363 Telephone: 800-882-1292 Fax: 877-246-8424

G2 (AFS_USP)

All other requests and elections, including subsequent Purchase Payments, and general inquiries	New England Life Insurance Company P.O. Box 4301 Clinton, IA 52733-4301 Telephone: 888-243-1932 Fax: 877-246-8424

We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on December 15, 2023. After this date, requests and elections, (including payments) sent to an address other than the ones provided above, may be returned or there may be a delay in processing requests or applying payments.

This change does not affect any of your contractual provisions. All rights and benefits you have with your Contract remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE